UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Property, plant and equipment		$ 111,403	$ 99,288
Right-of-use assets		142,338	101,932
Collaboration prepaid leases		206,213	172,064
Other non-current assets	[1]	10,990	12,952
Total non-current assets		470,944	386,236
CURRENT ASSETS
Collaboration inventories, net		29,184	23,903
Trade receivables		1,236	6,287
Prepayments, other receivables and other assets	[2]	218,993	131,045
Time deposits		713,698	835,934
Cash and cash equivalents		278,893	286,749
Total current assets		1,242,004	1,283,918
TOTAL ASSETS		1,712,948	1,670,154
CURRENT LIABILITIES
Trade payables		102,455	38,594
Other payables and accruals		147,183	166,180
Lease liabilities		7,374	4,794
Tax payable		10,108	20,671
Contract liabilities		22,576	46,874
Other current liabilities	[3]	1,003	532
Collaboration interest-bearing advanced funding		142,873	0
Total current liabilities		433,572	277,645
NON-CURRENT LIABILITIES
Collaboration interest-bearing advanced funding long term		171,930	301,196
Lease liabilities long term		88,061	44,613
Other non-current liabilities	[3]	8,125	6,154
Total non-current liabilities		268,116	351,963
TOTAL LIABILITIES		701,688	629,608
EQUITY
Share capital		37	37
Reserves		1,011,223	1,040,509
Total equity		1,011,260	1,040,546
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 1,712,948	$ 1,670,154

[1]	Certain prior year amounts have been reclassified to combine advance payments for property, plant, and equipment, non-current time deposits, and intangible assets into other non-current assets for comparative purposes.
[2]	Certain prior year amounts have been reclassified to combine pledged deposits into prepayments, other receivables, and other assets for comparative purposes.
[3]	Prior year current and non-current government grants have been renamed to other current and non-current liabilities, respectively